SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Nifty 500 India ETF (IND)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
July 29, 2025
PRO_SAISTKR25-29